Revenue from contracts with customers (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 2,522	SFr 2,495	SFr 2,483	SFr 5,017	SFr 4,701
Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	18	18	16	36	28
Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	560	364	514	924	859
Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	805	966	732	1,771	1,426
Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	752	810	846	1,562	1,691
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	SFr 387	SFr 337	SFr 375	724	697
Bank
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				5,075	4,697
Bank | Other securities business [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				40	46
Bank | Underwriting [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				981	861
Bank | Brokerage [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				1,772	1,433
Bank | Investment Advice [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				1,508	1,612
Bank | Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers				SFr 774	SFr 745